UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21997

             OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

Item 1. Schedule of Investments

OLD MUTUAL EMERGING MANAGERS
INSTITUTIONAL FUND, L.L.C.

QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

Old Mutual Emerging Managers Institutional Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Emerging Managers Master Fund, L.L.C. (the "Master Fund"). As of December 31, 2009, the Fund owned 15.74% of the Master Fund. The Master Fund's schedule of investments at December 31, 2009 (unaudited) is as follows:

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Directional         10.4%
Equity Strategies   57.0%
Event Driven        32.6%

                                                                                   % OF
                                                                      FAIR        MEMBERS'                    NOTICE
PORTFOLIO FUND                                          COST         VALUE      CAPITAL (1)   LIQUIDITY (2)   PERIOD   LOCK-UP
--------------                                       ----------   -----------   -----------   -------------   ------   -------
DIRECTIONAL:
COMAC Global Macro Fund, Ltd. (Shares: 6,737.880)    $  921,555   $ 1,058,275       6.56%     Monthly           60       None
Nias Futures Fund, Ltd. (Shares: 609.631)               609,631       582,190       3.61%     Quarterly         14       None
                                                     ----------   -----------      -----
   TOTAL DIRECTIONAL                                  1,531,186     1,640,465      10.17%
                                                     ----------   -----------      -----
EQUITY STRATEGIES:
7x7 Institutional Partners, L.P.                        935,714     1,102,046       6.83%     Monthly           60       None
Bluefin Investors, L.P.                                 500,000       563,617       3.49%     Quarterly         35       None
Cedar Hill Capital Partners Onshore, L.P.               102,708       221,283       1.37%     Quarterly         65       None
Cygnus Utilities, Infrastructure & Renewables, LLC      660,000       625,858       3.88%     Monthly           30       None
Expo Health Sciences Fund, L.P.                         750,000     1,006,613       6.24%     Quarterly         30       None
Harvey SmidCap, L.P.                                  1,000,000     1,181,483       7.32%     Quarterly         45       None
Iridian Opportunity Fund, L.P.                          750,000       765,970       4.75%     Monthly           30       None
JAT Capital Domestic Fund, L.P.                       1,150,000     1,229,967       7.63%     Quarterly         45       None
Longbow Infrastructure, L.P.                          1,150,000     1,009,104       6.26%     Quarterly         65       None
Longhorn Onshore Investors, L.P.                        850,000       749,950       4.65%     Quarterly         45       None
Marshall Wace Market Neutral TOPS Fund, L.P.            900,000       807,344       5.01%     Monthly           30       None
Riley Paterson Asian Opportunities Fund                 775,000       764,639       4.74%     Monthly           30       None
                                                     ----------   -----------      -----
   TOTAL EQUITY STRATEGIES                            9,523,422    10,027,874      62.17%
                                                     ----------   -----------      -----

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2009

                                                                                  % OF
                                                                    FAIR        MEMBERS'                    NOTICE
PORTFOLIO FUND                                        COST         VALUE      CAPITAL (1)   LIQUIDITY (2)   PERIOD       LOCK-UP
--------------                                    -----------   -----------   -----------   -------------   ------   ---------------
EVENT DRIVEN:
GCA Credit Opportunities Fund LLC                 $   750,000   $   927,986       5.75%       Quarterly       60          None
GoldenTree Partners, L.P.                           1,185,714     1,320,682       8.19%       Quarterly       90        None (5)
Greywolf Capital Partner II, L.P.                      12,740         8,654       0.05%          N/A          N/A    Side Pocket (3)
Octavian Global Fund, L.P.                             70,611        50,111       0.31%          N/A          N/A    Side Pocket (3)
Pentwater Event Fund, LLC                              49,429        85,400       0.53%          N/A          N/A    Side Pocket (3)
Senator Global Opportunity Fund, L.P.                 750,000       949,651       5.89%       Quarterly       60          None
Stone Lion Fund, L.P.                                 775,000       802,358       4.98%       Quarterly       90     Until December
                                                                                                                        31, 2010
                                                  -----------   -----------      -----
TOTAL EVENT DRIVEN                                  3,593,494     4,144,842      25.70%
                                                  -----------   -----------      -----
TOTAL PORTFOLIO FUNDS                              14,648,102    15,813,181      98.04%
                                                  -----------   -----------      -----
CASH EQUIVALENT:
SDIT Prime Obligation Fund, Class A, 0.100% (4)       130,820       130,820       0.81%         Daily         N/A          N/A
                                                  -----------   -----------      -----
TOTAL CASH EQUIVALENT                                 130,820       130,820       0.81%
                                                  -----------   -----------      -----
TOTAL INVESTMENTS                                 $14,778,922   $15,944,001      98.85%
                                                  ===========   ===========      =====

(1) Percentages are based on Members' Capital at December 31, 2009, of $16,130,084.

(2)  Liquidity terms shown apply after lock-up provisions.

(3) Represents a side pocket balance which will be liquidated upon monetization of the assets held in the side pocket.

(4)  The rate shown is the 7-day effective yield as of December 31, 2009.

(5)  A portion of the investment has been deemed a side pocket investment.

As of December 31, 2009, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $14,778,922. Net unrealized appreciation on investments for tax purposes was $1,165,079 consisting of $1,595,211 of gross unrealized appreciation and $430,132 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.04% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2009

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at December 31, 2009:

                                   Level 1 --
                                 Quoted Prices    Level 2 --
                                   in Active     Significant   Level 3 --
                                  Markets for       Other       Significant
                                   Identical      Observable   Unobservable      Total as of
                                     Assets         Inputs        Inputs      December 31, 2009
                                 -------------   -----------   ------------   -----------------
Investments in Portfolio Funds      $     --     $11,447,056    $4,366,125       $15,813,181
Cash Equivalents                     130,820              --            --           130,820
                                    --------     -----------    ----------       -----------
   Totals                           $130,820     $11,447,056    $4,366,125       $15,944,001
                                    ========     ===========    ==========       ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   Beginning      Realized and
                                 Balance as of     unrealized     Net purchase/   Ending Balance as of
                                 April 1, 2009   gains/(losses)       sales         December 31, 2009
                                 -------------   --------------   -------------   --------------------
Investments in Portfolio Funds     $2,542,232       $932,587         $891,306          $4,366,125
                                   ==========       ========         ========          ==========

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Mutual Emerging Managers
                                        Institutional Fund, L.L.C.


By (Signature and Title)*               /s/ Matthew J. Appelstein
                                        ----------------------------------------
                                        Matthew J. Appelstein, President & CEO

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Matthew J. Appelstein
                                        ----------------------------------------
                                        Matthew J. Appelstein, President & CEO

Date: March 1, 2010


By (Signature and Title)*               /s/ Ross Weissman
                                        ----------------------------------------
                                        Ross Weissman, Treasurer and CFO

Date: March 1, 2010

* Print the name and title of each signing officer under his or her signature.